SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of ordinary shares reserved for future issuance
	June 30, 2025	December 31, 2024
	(Unaudited)

Ordinary shares	51,551,462	50,773,337
Outstanding share options and RSUs	3,032,942	3,164,395
Shares available for future grants under the 2021 plan	10,871,688	8,941,243
Shares available for future grants under the 2024 Foundation plan	14,410	15,000
Shares subject to the employee share purchase plan	1,118,576	1,156,437
Total	66,589,078	64,050,412

Schedule of share option activity
	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value
	(Unaudited)
Outstanding — January 1, 2025 (*)	1,768,230	$62.90	6.04	$305,379
Granted (*)	42,897	$0.87
Exercised	(415,101)	$38.74
Expired and forfeited	(34,323)	$54.03
Outstanding — June 30, 2025	1,361,703	$68.54	5.68	$334,903
Exercisable — June 30, 2025 (*)	1,134,484	$64.20	5.34	$283,937

(*) Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024, and 20,217 in 2025, as applicable.

Schedule of unvested restricted stock units
	Number of Units	Weighted-Average Fair Value
	(Unaudited)

Balance at January 1, 2025 (*)	1,396,165	$177.72
Granted (*)	696,448	$269.61
Vested	(325,163)	$175.71
Canceled	(96,211)	$176.79
Balance at June 30, 2025 (*)	1,671,239	$216.46

(*) Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, and 48,129 and 62,211 performance shares granted to the Company’s Co-CEOs and several executives in 2024 and 2025, respectively.

Schedule of share-based compensation expense
	Six months ended June 30,
	2025	2024

Cost of revenues	$3,406	$3,116
Research and development	43,347	23,193
Sales and marketing	19,205	18,068
General and administrative	21,645	18,789
Share-based compensation, net of amounts capitalized	$87,603	$63,166
Capitalized share-based compensation expense	1,055	648
Total share-based compensation	$88,658	$63,814

Schedule of black-scholes stock option assumptions used at the grant dates
	Six months ended June 30,
	2025	2024
	(Unaudited)
Risk-free interest rate	3.74%-4.1%	4.03%-4.77%
Expected dividend yield	0%	0%
Expected term (in years)	2-7	5-7
Expected volatility	57.02%-59.32%	57.81%